UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9545

Seligman Asset Allocation Series, Inc.
(Exact name of Registrant as specified in charter)

     50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:                      (212) 850-1864
Date of fiscal year end:	12/31

Date of reporting period:	6/30/09

ITEM 1..	REPORTS TO STOCKHOLDERS.

Seligman

Asset Allocation Series, Inc.*

* The Funds merged into the following RiverSource Funds on August 14, 2009:

Seligman Asset Allocation

RiverSource Portfolio Builder

Aggressive Growth Fund

Total Equity Fund

Seligman Asset Allocation

RiverSource Portfolio Builder

Growth Fund

Total Equity Fund

Seligman Asset Allocation

RiverSource Portfolio Builder

Moderate Growth Fund

Aggressive Fund

Seligman Asset Allocation

RiverSource Portfolio Builder

Balanced Fund

Moderate Aggressive Fund

Mid-Year Report

June 30, 2009

Asset Allocation Strategies
Seeking to Manage Risk
Over Time

Performance Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Asset Allocation Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. The Funds’ manager waived certain fees and reimbursed certain expenses of each Fund other than distribution and service (12b-1) fees, as described in the Series’ prospectus. Absent such waivers and reimbursements, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% CDSC, charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class B shares since inception reflect automatic conversion to Class A shares approximately eight years after their date of purchase. Returns for Class C shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the web-site does not form a part of this report or the Series’ prospectus or statement of additional information.

2

Performance Overview
Seligman Asset Allocation Aggressive Growth Fund

Investment Results
Total Returns
For Periods Ended June 30, 2009

		Average Annual

	Six Months*	One Year	Five Years	Since Inception†

Class A

With Sales Charge	10.65%	(34.28)%	(1.07)%	(1.79)%

Without Sales Charge	17.28	(30.27)	0.12	(1.17)

Class B

With CDSC#	11.59	(34.03)	(0.97)	n/a

Without CDSC	16.59	(30.90)	(0.63)	(1.77	)##

Class C

With 1% CDSC	15.59	(31.53)	n/a	n/a

Without CDSC	16.59	(30.90)	(0.63)	(2.50)

Benchmarks**

Dow Jones (“DJ”) Aggressive Portfolio Index (Global Series)	10.95	(26.72)	1.27	0.91	††

DJ Aggressive Portfolio Index (US Series)	7.10	(26.15)	(1.32)	(0.05	)††

Lipper Fund of Funds (Affiliated) Average	7.37	(20.16)	0.11	0.64	††

Lipper Multi-Cap Core Funds Average	7.31	(26.35)	(1.74)	(0.58	)††

Net Asset Value Per Share

	6/30/09	12/31/08	6/30/08

Class A	$5.09	$4.34	$8.03

Class B	4.78	4.10	7.65

Class C	4.78	4.10	7.65

See footnotes on page 7.

3

Performance Overview
Seligman Asset Allocation Growth Fund

Investment Results
Total Returns
For Periods Ended June 30, 2009

		Average Annual

	Six Months*	One Year	Five Years	Since Inception†

Class A

With Sales Charge	7.66%	(35.45)%	(1.85)%	(2.23)%

Without Sales Charge	14.21	(31.48)	(0.67)	(1.61)

Class B

With CDSC#	8.90	(34.89)	(1.74)	n/a

Without CDSC	13.90	(31.99)	(1.41)	(2.49	)##

Class C

With 1% CDSC	12.90	(32.57)	n/a	n/a

Without CDSC	13.90	(31.99)	(1.41)	(2.58)

Benchmarks**

DJ Aggressive Portfolio Index (Global Series)	10.95	(26.72)	1.27	0.91	††

DJ Aggressive Portfolio Index (US Series)	7.10	(26.15)	(1.32)	(0.05	)††

Lipper Fund of Funds (Affiliated) Average	7.37	(20.16)	0.11	0.64	††

Lipper Multi-Cap Core Funds Average	7.31	(26.35)	(1.74)	(0.58	)††

Net Asset Value Per Share

	6/30/09	12/31/08	6/30/08

Class A	$4.50	$3.94	$7.63

Class B	4.18	3.67	7.21

Class C	4.18	3.67	7.21

See footnotes on page 7.

4

Performance Overview
Seligman Asset Allocation Moderate Growth Fund

Investment Results
Total Returns
For Periods Ended June 30, 2009

		Average Annual

	Six Months*	One Year	Five Years	Since Inception†

Class A

With Sales Charge	7.80%	(35.32)%	(2.36)%	(2.54)%

Without Sales Charge	14.51	(31.40)	(1.20)	(1.93)

Class B

With CDSC#	9.06	(34.86)	(2.31)	n/a

Without CDSC	14.06	(31.92)	(1.98)	(2.57	)##

Class C

With 1% CDSC	13.06	(32.51)	n/a	n/a

Without CDSC	14.06	(31.92)	(1.98)	(3.60)

Benchmarks**

DJ Moderately Aggressive Portfolio Index (Global Series)	9.11	(20.85)	2.09	2.04	††

DJ Moderately Aggressive Portfolio Index (US Series)	6.34	(20.00)	0.09	1.33	††

Lipper Fund of Funds (Affiliated) Average	7.37	(20.16)	0.11	0.64	††

Lipper Multi-Cap Core Funds Average	7.31	(26.35)	(1.74)	(0.58	)††

Net Asset Value Per Share

	6/30/09	12/31/08	6/30/08

Class A	$4.42	$3.86	$7.43

Class B	4.30	3.77	7.29

Class C	4.30	3.77	7.29

See footnotes on page 7.

5

Performance Overview
Seligman Asset Allocation Balanced Fund

Investment Results
Total Returns
For Periods Ended June 30, 2009

		Average Annual

	Six Months*	One Year	Five Years	Since Inception†

Class A

With Sales Charge	0.03%	(32.12)%	(3.59)%	(3.58)%

Without Sales Charge	6.09	(27.97)	(2.44)	(2.97)

Class B

With CDSC#	0.69	(31.92)	(3.52)	n/a

Without CDSC	5.69	(28.53)	(3.18)	(3.60	)##

Class C

With 1% CDSC	4.69	(29.21)	n/a	n/a

Without CDSC	5.69	(28.53)	(3.18)	(3.77)

Benchmarks**

DJ Moderate Portfolio Index (Global Series)	7.07	(14.76)	2.77	3.16	††

DJ Moderate Portfolio Index (US Series)	5.47	(13.43)	1.46	2.76	††

Lipper Fund of Funds (Affiliated) Average	7.37	(20.16)	0.11	0.64	††

Lipper Mixed-Asset Target Allocation Moderate Funds Average	6.49	(15.54)	0.53	1.04	††

Net Asset Value Per Share

	6/30/09	12/31/08	6/30/08

Class A	$ 3.99	$ 3.80	$ 5.88

Class B	3.99	3.80	5.88

Class C	3.99	3.80	5.88

See footnotes on page 7.

6

Performance Overview

*	Returns for periods of less than one year are not annualized.
**

The Dow Jones Aggressive Portfolio Index (Global Series and US Series), the Dow Jones Moderately Aggressive Portfolio Index (Global Series and US Series) and the Dow Jones Moderate Portfolio Index (Global Series and US Series) (“Dow Jones Indices”), the Lipper Fund of Funds (Affiliated) Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average and the Lipper Multi-Cap Core Funds Average are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes, and sales charges. The Dow Jones Indices also exclude the effect of expenses. The Dow Jones Aggressive Portfolio Index (Global Series and U.S. Series) measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 100% of the current risk of an all-equity stock portfolio. The Dow Jones Moderately Aggressive Portfolio Index (Global Series and US Series) measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 80% of the current risk of an all-equity stock portfolio. The Dow Jones Moderate Portfolio Index (Global Series and US Series) measures balanced and multi-asset-class portfolios with risk profiles that are set monthly at 60% of the current risk of an all-equity stock portfolio. The Lipper Fund of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40% - 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Multi-Cap Core Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Investors cannot invest directly in an index or average.

#	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
##	Return for Class B shares since inception reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
†

Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B and C shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B and C shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B and C shares from their individual initial issuance dates would be different, and may be lower, than those shown above.

	Class B	Class C

Aggressive Growth Fund	4/24/00	2/8/00

Growth Fund	3/21/00	1/18/00

Moderate Growth Fund	2/18/00	3/6/00

Balanced Fund	2/17/00	1/18/00

††	From January 10, 2000.

7

Portfolio Overview

Seligman Asset Allocation Aggressive Growth Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/09	12/31/08

Domestic Equity Funds	60.0	60.4

Global Equity Funds	35.0	34.6

REIT Fund	5.0	5.0

Total	100.0	100.0

Seligman Asset Allocation Growth Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/09	12/31/08

Domestic Equity Funds	57.9	58.1

Global Equity Funds	32.2	31.9

REIT Fund	9.9	10.0

Total	100.0	100.0

Seligman Asset Allocation Moderate Growth Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/09	12/31/08

Domestic Equity Funds	55.0	55.4

Fixed Income Fund	10.1	9.8

Global Equity Funds	24.9	25.0

REIT Fund	10.0	9.8

Total	100.0	100.0

Seligman Asset Allocation Balanced Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/09	12/31/08

Domestic Equity Funds	44.8	45.3

Fixed Income Funds	30.0	28.9

REIT Fund	15.1	16.0

Global Equity Fund	10.1	9.8

Total	100.0	100.0

8

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect the operating expenses of the Underlying Funds, or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if Underlying Fund expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2009 and held for the entire six-month period ended June 30, 2009.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

9

Understanding and Comparing Your Fund’s Expenses (continued)

			Actual		Hypothetical

	Beginning		Ending		Ending

	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid

	Value	Expense	Value	During Period	Value	During Period

Fund	1/1/09	Ratio*	6/30/09	1/1/09 to 6/30/09**	6/30/09	1/1/09 to 6/30/09**

Aggressive Growth Fund

Class A	$1,000.00	0.40%	$1,172.80	$2.15	$1,022.81	$2.01

Class B	1,000.00	1.15	1,165.90	6.18	1,019.09	5.76

Class C	1,000.00	1.15	1,165.90	6.18	1,019.09	5.76

Growth Fund

Class A	1,000.00	0.40	1,142.10	2.12	1,022.81	2.01

Class B	1,000.00	1.15	1,139.00	6.10	1,019.09	5.76

Class C	1,000.00	1.15	1,139.00	6.10	1,019.09	5.76

Moderate Growth Fund

Class A	1,000.00	0.25	1,145.10	1.33	1,023.55	1.25

Class B	1,000.00	1.00	1,140.60	5.31	1,019.84	5.01

Class C	1,000.00	1.01	1,140.60	5.36	1,019.79	5.06

Balanced Fund

Class A	1,000.00	0.26	1,060.90	1.33	1,023.51	1.30

Class B	1,000.00	1.01	1,056.90	5.15	1,019.79	5.06

Class C	1,000.00	1.00	1,056.90	5.10	1,019.84	5.01

*

Expenses of Class B and Class C shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class B and Class C shares. See the Series’ prospectus for a description of each share class and its expenses and sale charges. The Funds’ manager waived its investment management fee and/or reimbursed a portion of each Fund’s expenses, other than distribution and service (12b-1) fees, as described in Note 4. Absent such waiver/reimbursement, the expense ratios and expenses paid by a shareholder for the period would have been higher. Certain one-time non-recurring charges (see Note 4c of the financial statements) are not annualized.

**

Expenses are equal to each Fund’s annualized expense ratio based on actual expenses for the period January 1, 2009 to June 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

10

Portfolios of Investments (unaudited)
June 30, 2009

Seligman Asset Allocation Aggressive Growth Fund†

	Shares	Value
Domestic Equity Funds 59.7%

Seligman Capital Fund*	167,691	$2,674,671

Seligman Communications and Information Fund*	62,668	1,934,561

Seligman Frontier Fund*	47,821	368,222

Seligman Growth Fund*	109,284	362,823

Seligman Large-Cap Value Fundø	35,239	367,190

Seligman Smaller-Cap Value Fund*ø	159,816	1,596,562

		7,304,029

Global Equity Funds 34.9%

Seligman Emerging Markets Fund*ø	139,548	1,222,441

Seligman Global Smaller Companies Fund*ø	252,941	2,435,822

Seligman International Growth Fund*	77,924	603,911

		4,262,174

REIT Fund 5.0%

Seligman LaSalle Global Real Estate Fund	231,945	610,015

Total Investments In Underlying Funds (Cost $16,121,162) 99.6%		12,176,218

Money Market Fund 0.3%

SSgA U.S. Treasury Money Market Fund (Cost $33,677)	33,677	33,677

Total Investments (Cost $16,154,839) 99.9%		12,209,895

Other Assets Less Liabilities 0.1%		8,024

Net Assets 100.0%		$12,217,919

Seligman Asset Allocation Growth Fund†

	Shares	Value
Domestic Equity Funds 57.9%

Seligman Capital Fund*	175,010	$2,791,409

Seligman Communications and Information Fund*	60,649	1,872,235

Seligman Frontier Fund*	73,283	564,279

Seligman Growth Fund*	503,458	1,671,480

Seligman Large-Cap Value Fundø	163,377	1,702,388

Seligman Smaller-Cap Value Fund*ø	224,891	2,246,661

		10,848,452

Global Equity Funds 32.2%

Seligman Emerging Markets Fund*ø	215,805	1,890,452

Seligman Global Smaller Companies Fund*ø	332,063	3,197,767

Seligman International Growth Fund*	121,337	940,362

		6,028,581

REIT Fund 9.9%

Seligman LaSalle Global Real Estate Fund	706,720	1,858,674

Total Investments In Underlying Funds (Cost $24,949,003) 100.0%		18,735,707

Money Market Fund 0.1%

SSgA U.S. Treasury Money Market Fund (Cost $21,035)	21,035	21,035

Total Investments (Cost $24,970,038) 100.1%		18,756,742

Other Assets Less Liabilities (0.1)%		(19,612)

Net Assets 100.0%		$18,737,130

See footnotes on page 12.

11

Portfolios of Investments (unaudited)
June 30, 2009

Seligman Asset Allocation Moderate Growth Fund†

	Shares	Value
Domestic Equity Funds 55.1%

Seligman Capital Fund*	237,237	$3,783,930

Seligman Communications and Information Fund*	60,998	1,883,008

Seligman Growth Fund*	510,394	1,694,508

Seligman Large-Cap Value Fundø	162,870	1,697,105

Seligman Smaller-Cap Value Fund*ø	132,960	1,328,270

		10,386,821

Fixed-Income Fund 10.1%

Seligman High-Yield Fund	833,283	1,899,886

Global Equity Funds 25.0%

Seligman Emerging Markets Fund*ø	107,804	944,363

Seligman Global Smaller Companies Fund*ø	196,269	1,890,071

Seligman International Growth Fund*	242,730	1,881,158

		4,715,592

REIT Fund 10.0%

Seligman LaSalle Global Real Estate Fund	720,626	1,895,246

Total Investments In Underlying Funds (Cost $24,038,964) 100.2%		18,897,545

Money Market Fund 0.6%

SSgA U.S. Treasury Money Market Fund (Cost $117,432)	117,432	117,432

Total Investments (Cost $24,156,396) 100.8%		19,014,977

Other Assets Less Liabilities (0.8)%		(145,180)

Net Assets 100.0%		$18,869,797

Seligman Asset Allocation Balanced Fund†

	Shares	Value
Domestic Equity Funds 44.7%

Seligman Capital Fund*	49,084	$782,890

Seligman Common Stock Fundø	144,706	858,107

Seligman Growth Fund*	282,438	937,694

Seligman Large-Cap Value Fundø	90,862	946,782

		3,525,473

Fixed-Income Funds 29.9%

Seligman Cash Management Fund	390,706	390,706

Seligman Core Fixed Income Fund	118,936	792,114

Seligman High-Yield Fund	342,724	781,410

Seligman U.S. Government Securities Fund	54,874	396,739

		2,360,969

REIT Fund 15.0%

Seligman LaSalle Monthly Dividend Real Estate Fund	470,730	1,186,240

Global Equity Fund 10.1%

Seligman International Growth Fund*	102,279	792,662

Total Investments In Underlying Funds (Cost $9,162,775) 99.7%		7,865,344

Other Assets Less Liabilities 0.3%		26,381

Net Assets 100.0%		$7,891,725

†	The Fund and each of the Seligman investment companies in which the Fund invests may be deemed to be affiliates of one another (Note 8).

*	Non-income producing security.

ø	Security has paid capital gain distributions during the twelve months ended June 30, 2009.

See Notes to Financial Statements.

12

Statements of Assets and Liabilities (unaudited)
June 30, 2009

	Seligman		Seligman	Seligman

	Asset	Seligman	Asset	Asset

	Allocation	Asset	Allocation	Allocation

	Aggressive	Allocation	Moderate	Balanced

	Growth Fund	Growth Fund	Growth Fund	Fund
Assets:

Investments, at value

Underlying Funds	$12,176,218	$18,735,707	$18,897,545	$7,865,344

Money Market Fund	33,677	21,035	117,432	—

Total Investments*	12,209,895	18,756,742	19,014,977	7,865,344

Cash	—	18	—	—

Receivable for Capital Stock sold	16,634	84,330	72,052	43,520

Dividends receivable	10,714	33,025	58,111	20,721

Receivable from the Manager (Note 4a)	9,014	5,943	10,939	14,769

Prepaid registration fees	4,866	4,887	4,909	4,826

Other	938	1,198	1,241	844

Total Assets	12,252,061	18,886,143	19,162,229	7,950,024

Liabilities:

Payable for Capital Stock repurchased	24,263	129,780	167,981	43,518

Distribution and service (12b-1) fees payable	3,546	6,399	6,393	2,902

Bank overdraft	19	—	—	910

Payable for securities purchased	—	—	102,304	—

Dividends payable	—	—	—	1,046

Accrued expenses and other	6,314	12,834	15,754	9,923

Total Liabilities	34,142	149,013	292,432	58,299

Net Assets	$12,217,919	$18,737,130	$18,869,797	$7,891,725

Composition of Net Assets:

Capital Stock, par value

($0.001 par value: 1,000,000,000

shares authorized for each Fund):

Class A	$1,368	$2,078	$2,151	$834

Class B	362	605	517	193

Class C	737	1,637	1,657	951

Additional paid-in capital	17,329,096	28,180,202	29,108,440	13,615,767

Undistributed (accumulated) net investment

income (loss) (Note 6)	(29,381)	(34,138)	83,352	6,318

Accumulated net realized loss (Note 6)	(1,139,319)	(3,199,958)	(5,184,901)	(4,434,907)

Net unrealized depreciation of investments	(3,944,944)	(6,213,296)	(5,141,419)	(1,297,431)

Net Assets	$12,217,919	$18,737,130	$18,869,797	$7,891,725

* Cost of total investments:	$16,154,839	$24,970,038	$24,156,396	$9,162,775

(Continued on page 14.)

13

Statements of Assets and Liabilities (unaudited)
June 30, 2009

	Seligman		Seligman	Seligman

	Asset	Seligman	Asset	Asset

	Allocation	Asset	Allocation	Allocation

	Aggressive	Allocation	Moderate	Balanced

	Growth Fund	Growth Fund	Growth Fund	Fund

Net Assets:

Class A	$6,962,108	$9,358,575	$9,513,247	$3,328,386

Class B	1,728,612	2,530,623	2,227,219	768,635

Class C	3,527,199	6,847,932	7,129,331	3,794,704

Shares of Capital Stock Outstanding:

Class A	1,368,181	2,077,874	2,152,482	834,403

Class B	361,335	604,755	517,757	192,660

Class C	737,306	1,636,531	1,657,355	951,177

Net Asset Value per Share:

Class A	$5.09	$4.50	$4.42	$3.99

Class B	$4.78	$4.18	$4.30	$3.99

Class C	$4.78	$4.18	$4.30	$3.99

See Notes to Financial Statements.

14

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2009

	Seligman		Seligman	Seligman

	Asset	Seligman	Asset	Asset

	Allocation	Asset	Allocation	Allocation

	Aggressive	Allocation	Moderate	Balanced

	Growth Fund	Growth Fund	Growth Fund	Fund

Investment Income:

Dividends from Underlying Funds*	$10,715	$33,025	$139,290	$119,695

Total Investment Income	10,715	33,025	139,290	119,695

Expenses:

Registration	32,894	38,245	40,651	35,645

Distribution and service (12b-1) fees	17,615	32,304	32,995	17,069

Transfer agency fees (Note 4c)	9,078	10,298	10,568	6,088

Custody and related services	7,425	10,063	10,355	9,320

Management fees	5,491	8,463	8,825	4,114

Shareholder reports and communications	4,319	8,511	8,395	3,842

Auditing and legal fees	3,334	3,361	3,371	3,322

Miscellaneous	1,765	1,962	1,988	1,660

Total Expenses Before Waiver/

Reimbursement	81,921	113,207	117,148	81,060

Waiver/reimbursement of expenses (Note 4a)	(42,342)	(46,627)	(61,825)	(53,592)

Total Expenses After Waiver/Reimbursement	39,579	66,580	55,323	27,468

Net Investment Income (Loss)	(28,864)	(33,555)	83,967	92,227

Net Realized and Unrealized Gain (Loss)

on Investments:

Net realized loss on investments in

Underlying Funds	(405,884)	(1,814,801)	(3,235,253)	(1,779,249)

Net change in unrealized depreciation

of investments	2,223,046	4,165,851	5,635,157	1,979,294

Net Gain on Investments	1,817,162	2,351,050	2,399,904	200,045

Increase in Net Assets from Operations	$1,788,298	$2,317,495	$2,483,871	$292,272

* Represents dividends (Note 8) from affiliated issuers. See Notes to Financial Statements.

15

Statements of Changes in Net Assets (unaudited)

	Seligman		Seligman

	Asset Allocation		Asset Allocation

	Aggressive Growth Fund		Growth Fund

	Six Months	Year Ended	Six Months	Year Ended

	Ended June 30,	December 31,	Ended June 30,	December 31,

	2009	2008	2009	2008

Operations:

Net investment loss	$(28,864)	$(125,338)	$(33,555)	$(182,689)

Net realized gain (loss) on investments

and capital gain distributions from

Underlying Funds	(405,884)	(112,044)	(1,814,801)	836,888

Net change in unrealized appreciation/

depreciation of investments	2,223,046	(10,736,399)	4,165,851	(16,538,084)

Increase (Decrease) in Net Assets

from Operations	1,788,298	(10,973,781)	2,317,495	(15,883,885)

Distributions to Shareholders:

Net realized short-term gain on investments

and distributions from Underlying Funds:

Class A	—	(1,559)	—	(1,998)

Class B	—	(455)	—	(756)

Class C	—	(779)	—	(1,503)

Total	—	(2,793)	—	(4,257)

Net realized long-term gain on investments
and distributions from Underlying Funds:

Class A	—	(920,589)	—	(1,569,822)

Class B	—	(256,866)	—	(568,112)

Class C	—	(452,360)	—	(1,177,082)

Total	—	(1,629,815)	—	(3,315,016)

Decrease in Net Assets from Distributions	—	(1,632,608)	—	(3,319,273)

Capital Share Transactions:

Net proceeds from sales of shares	753,803	2,977,951	812,961	3,467,334

Exchanged from associated funds	294,048	921,443	76,161	2,127,305

Investment of distributions	—	1,532,916	—	3,109,075

Total	1,047,851	5,432,310	889,122	8,703,714

Cost of shares repurchased	(1,465,849)	(3,390,627)	(2,134,175)	(5,137,556)

Exchanged into associated funds	(289,821)	(2,286,611)	(469,221)	(3,875,231)

Total	(1,755,670)	(5,677,238)	(2,603,396)	(9,012,787)

Decrease in Net Assets from

Capital Share Transactions	(707,819)	(244,928)	(1,714,274)	(309,073)

Increase (Decrease) in Net Assets	1,080,479	(12,851,317)	603,221	(19,512,231)

Net Assets:

Beginning of period	11,137,440	23,988,757	18,133,909	37,646,140

End of Period*	$12,217,919	$11,137,440	$18,737,130	$18,133,909

* Net of accumulated

net investment loss	$(29,381)	$(517)	$(34,138)	$(583)

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)
(continued)

	Seligman		Seligman

	Asset Allocation		Asset Allocation

	Moderate Growth Fund		Balanced Fund

	Six Months	Year Ended	Six Months	Year Ended

	Ended June 30,	December 31,	Ended June 30,	December 31,

	2009	2008	2009	2008

Operations:

Net investment income	$83,967	$145,010	$92,227	$249,982

Net realized gain (loss) on investments and

capital gain distributions from Underlying Funds	(3,235,253)	81,558	(1,779,249)	(1,786,600)

Net change in unrealized appreciation/

depreciation of investments	5,635,157	(17,847,704)	1,979,294	(4,658,851)

Increase (Decrease) in Net Assets

from Operations	2,483,871	(17,621,136)	292,272	(6,195,469)

Distributions to Shareholders:

Net investment income:

Class A	—	(74,610)	(41,577)	(142,020)

Class B	—	(18,291)	(5,376)	(23,407)

Class C	—	(52,109)	(24,204)	(71,538)

Total	—	(145,010)	(71,157)	(245,589)

Net realized short-term gain on investments

and distributions from Underlying Funds:

Class A	—	(41,535)	—	(5,142)

Class B	—	(11,623)	—	(1,280)

Class C	—	(32,073)	—	(4,777)

Total	—	(85,231)	—	(11,199)

Net realized long-term gain on investments

and distributions from Underlying Funds:

Class A	—	(1,336,942)	—	(205,952)

Class B	—	(410,679)	—	(45,973)

Class C	—	(1,133,364)	—	(181,639)

Total	—	(2,880,985)	—	(433,564)

Return of capital:

Class A	—	(12,593)	—	—

Class B	—	(3,087)	—	—

Class C	—	(8,795)	—	—

Total	—	(24,475)	—	—

Decrease in Net Assets from Distributions	—	(3,135,701)	(71,157)	(690,352)

Capital Share Transactions:

Net proceeds from sales of shares	924,110	3,071,849	153,952	1,372,896

Exchanged from associated funds	479,512	2,904,741	219,359	2,347,093

Investment of distributions	—	2,904,871	74,637	642,524

Total	1,403,622	8,881,461	447,948	4,362,513

Cost of shares repurchased	(3,564,726)	(7,966,518)	(2,370,730)	(4,540,707)

Exchanged into associated funds	(771,424)	(4,725,954)	(178,431)	(1,489,917)

Total	(4,336,150)	(12,692,472)	(2,549,161)	(6,030,624)

Decrease in Net Assets from

Capital Share Transactions	(2,932,528)	(3,811,011)	(2,101,213)	(1,668,111)

Decrease in Net Assets	(448,657)	(24,567,848)	(1,880,098)	(8,553,932)

Net Assets:

Beginning of period	19,318,454	43,886,302	9,771,823	18,325,755

End of Period*	$18,869,797	$19,318,454	$7,891,725	$9,771,823

* Including undistributed (dividends in excess of)

net investment income	$83,352	$(615)	$6,318	$(14,752)

See Notes to Financial Statements.

17

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman Asset Allocation Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company (Note 10). The Series consists of four separate funds: Seligman Asset Allocation Aggressive Growth Fund (“Aggressive Growth Fund”), Seligman Asset Allocation Growth Fund (“Growth Fund”), Seligman Asset Allocation Moderate Growth Fund (“Moderate Growth Fund”) and Seligman Asset Allocation Balanced Fund (“Balanced Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”). Each Fund of the Series offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 5.75% and are subject to a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions made in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman or RiverSource mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

The three classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and service (12b-1) fees and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation and Risk — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices.Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or may be valued at amortized cost if it approximates fair value. Short-term holdings that

18

Notes to Financial Statements (unaudited)

mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following risks apply to some or all of the Underlying Funds in which the Funds invest. An Underlying Fund may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of an Underlying Fund investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market companies should be considered speculative. Investments in real estate securities may be subject to specific risks, such as risks of general and local economic conditions, and risks related to individual properties. To the extent that a Fund has a substantial percentage of its assets exposed to an industry through its investment in the Underlying Funds, the Fund’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment-grade fixed-income securities.

b.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2009, distribution and service (12b-1) fees and transfer agency fees (from June 13, 2009) were the only class-specific expenses.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

19

Notes to Financial Statements (unaudited)

	d.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

	e.	Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2009.

3.

Fair Value Measurements — A summary of the value of the Funds’ investments as of June 30, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a) and FASB Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” is as follows:

		Aggressive		Moderate

		Growth	Growth	Growth	Balanced

Valuation Inputs		Fund	Fund	Fund	Fund

Level 1 –	Quoted Prices

in Active Markets

for Identical

	Investments	$12,209,895	$18,756,742	$19,014,977	$7,865,344

Level 2 –	Other Significant
	Observable Inputs	—	—	—	—

Level 3 –	Significant
	Unobservable Inputs	—	—	—	—

	Total	$12,209,895	$18,756,742	$19,014,977	$7,865,344

4.	Management and Distribution Services, and Other Related-Party Transactions —

a.

Management and Administrative Services — RiverSource Investments, LLC (“RiverSource” or the “Manager”) receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. J.&W. Seligman & Co. Incorporated (“JWS”), the Series’ former manager, voluntarily waived its management fee and reimbursed each Fund’s expenses, other than distribution and service (12b-1) fees, that exceeded 0.50% per annum of the Fund’s average daily net assets through March 31, 2005. From April 1, 2005 through April 30, 2010, JWS had and, effective November 7, 2008, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses in order to limit Fund expenses (other than distribution and service (12b-1) fees) to 0.40% per annum of average daily net assets for Aggressive Growth Fund and Growth Fund and to limit Fund expenses to 0.25% per annum of average daily net assets for Moderate Growth Fund and Balanced Fund. From May 1, 2010 through December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service (12b-1) fees, that exceed 0.75% per annum of average daily net assets.

For the six months ended June 30, 2009, RiverSource waived management fees and reimbursed expenses as follows:

Fund	Waiver	Reimbursement

Aggressive Growth	$5,491	$36,851

Growth	8,463	38,164

Moderate Growth	8,825	53,000

Balanced	4,114	49,478

20

Notes to Financial Statements (unaudited)

At June 30, 2009, the amounts receivable from the Manager were as follows:

Fund	Amount

Aggressive Growth	$ 9,014

Growth	5,943

Moderate Growth	10,939

Balanced	14,769

Under an Administrative Services Agreement, Ameriprise Financial, Inc. (“Ameriprise”), the parent company of the Manager, administers certain aspects of the Funds’ business and other affairs at no cost. Ameriprise provides the Funds with office space, and certain administrative and other services and executive and other personnel as are necessary for operations of the Funds. Ameriprise pays all of the compensation of Board members of the Series who are employees or consultants of RiverSource and of the officers and other personnel of the Series. Ameriprise reserves the right to seek Board approval to increase the fees payable by the Funds under the Administrative Services Agreement. However, Ameriprise anticipates that any such increase in fees would be offset by decreases in advisory fees under the Investment Management Services Agreement and in certain other Fund expenses. If an increase in fees under the Administrative Services Agreement would not be offset by decreases in advisory fees and other expenses, the Funds will inform shareholders prior to the effectiveness of such increase.

b.

Distribution Services — Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B and Class C, service organizations can enter into agreements with RiverSource Fund Distributors, Inc. (the “Distributor”) and receive a continuing service fee of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the service fee, the service fees to be paid by each class of a Fund will be reduced by the dollar amount of any service fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the six months ended June 30, 2009, service fees incurred by the Aggressive Growth Fund, Growth Fund, Moderate Growth Fund, and the Balanced Fund (net of service fees paid by Underlying Funds), aggregated $0, $0, $0, and $265, respectively, or 0.00%, 0.00%, 0.00%, and 0.01%, respectively, per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class C service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

For the six months ended June 30, 2009, the service fees and distribution fees incurred under the Plan (net of service fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B and Class C shares, were as follows:

	Class B		Class C

Fund	Amount	Fee Rate	Amount	Fee Rate

Aggressive Growth	$5,827	0.75%	$11,788	0.75%

Growth	9,353	0.75	22,951	0.75

Moderate Growth	8,141	0.75	24,854	0.76

Balanced	3,050	0.76	13,754	0.75

For the six months ended June 30, 2009, the Distributor, agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following sales charges:

21

Notes to Financial Statements (unaudited)

Fund	Class A	Class B	Class C

Aggressive Growth	$ 10,856	$ 505	$514

Growth	6,518	3,894	510

Moderate Growth	11,533	4,173	368

Balanced	1,367	962	351

c.

Transfer Agency Services — Under a Transfer Agency Agreement, RiverSource Service Corporation (“RSC”), an affiliate of the Manager, maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, the Fund pays RSC an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. RSC also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent. The Fund also pays RSC an annual asset-based fee at a rate of 0.05% of the Fund’s average daily net assets attributable to Class R2 (formerly Class R) shares. RSC charges an annual fee of $5 per inactive account, charged on a pro-rata basis for the 12-month period from the date the account becomes inactive. For the period from June 15, 2009 to June 30, 2009, the total RSC charges for transfer agency fees amounted to $1,953 for Aggressive Growth Fund, $2,304 for Growth Fund, $2,205 for Moderate Growth Fund, and $999 for Balanced Fund.

Prior to June 15, 2009, Seligman Data Corp. (“SDC”), owned by certain associated investment companies, provided shareholder servicing and transfer agency services to the Funds, as well as certain other Seligman funds. In January 2009, the Board approved the Funds’ termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RSC to provide shareholder servicing and transfer agency services. As a result of the Board’s termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC’s sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from January 1, 2009 to June 15, 2009, SDC charged the Funds the following amounts for shareholder account and transfer agency services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount

Aggressive Growth	$7,125	Moderate Growth	$8,363

Growth	7,994	Balanced	5,089

Costs of SDC directly attributable to each Fund were charged to the Fund. The remaining charges were allocated to the Funds by SDC pursuant to a formula based on each Fund’s net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Seligman funds’ relationship with SDC, each Underlying Fund (and not each Fund directly) incurred certain non-recurring charges, including charges relating to the remaining periods of SDC’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges were incurred over a period from January 28, 2009 to June 12, 2009, and approximated 0.15% of each Underlying Fund’s average daily net assets for the six months ended June 30, 2009 (not annualized). Although shareholders of the Funds will not directly incur the Non-Recurring Charges, each Fund’s shareholders will bear a proportionate share of the Non-Recurring Charges indirectly as a result of such Funds’ investment in the Underlying Funds.

d.	Directors’ Fees and Expenses — Compensation to Board members and certain other core expenses are paid directly by the affiliated Underlying Funds in which each Fund invests.

The Series had a compensation arrangement under which directors who received fees prior to November 7, 2008 could elect to defer receiving such fees. Participating directors elected to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not

22

Notes to Financial Statements (unaudited)

deductible by a Fund for federal income tax purposes until such amounts are paid. At June 30, 2009, the accumulated balance is included in accrued expenses and other liabilities as follows:

Fund	Amount

Aggressive Growth	$224

Growth	351

Fund	Amount

Moderate Growth	$351

Balanced	152

Certain officers and directors of the Series are officers or directors of the Manager, Ameriprise, the Distributor, RSC, Seligman Data Corp. and/or the Underlying Funds.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (Underlying Funds), excluding short-term investments, for the six months ended June 30, 2009, were as follows:

Fund	Purchases	Sales

Aggressive Growth	$1,249,160	$2,110,337

Growth	2,033,716	3,709,584

Fund	Purchases	Sales

Moderate Growth	$2,973,460	$5,923,423

Balanced	1,965,631	4,348,641

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2009, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2009, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost

Aggressive Growth Fund	$17,225,779

Growth Fund	27,605,725

Fund	Tax Basis Cost

Moderate Growth Fund	$27,873,401

Balanced Fund	11,398,060

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the following tax deferral of losses on wash sales:

Fund	Amount

Aggressive Growth Fund	$1,070,940

Growth Fund	2,635,687

Fund	Amount

Moderate Growth Fund	$3,717,005

Balanced Fund	2,235,285

At June 30, 2009, the tax basis components of accumulated losses were as follows:

	Aggressive Growth	Growth	Moderate Growth	Balanced
	Fund	Fund	Fund	Fund

Gross unrealized appreciation of
portfolio securities	$52,666	$—	$19,432	$5,678

Gross unrealized depreciation of
portfolio securities	(5,068,550)	(8,848,983)	(8,877,856)	(3,538,394)

Net unrealized depreciation
of portfolio securities	(5,015,884)	(8,848,983)	(8,858,424)	(3,532,716)

Undistributed ordinary income	—	—	83,703	7,516

Undistributed net realized gain	—	151,283	—	—

Current period net realized loss	(68,379)	(715,551)	(1,467,897)	(2,199,622)

Total accumulated losses	$(5,084,263)	$(9,413,251)	$(10,242,618)	$(5,724,822)

23

Notes to Financial Statements (unaudited)

From November 1, 2008 through December 31, 2008, the Aggressive Growth Fund, the Moderate Growth Fund and the Balanced Fund incurred $79,666, $57,924 and $126,275, respectively, of net realized capital losses. As permitted by tax regulations, the Funds intend to elect to defer these post-October losses and treat them as arising in the fiscal year ending December 31, 2009. These losses will be available to offset future taxable net gains and are included in current period net realized loss.

The tax character of distributions paid for the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months Ended	Year Ended

	June 30, 2009	December 31, 2008

	Ordinary	Ordinary	Long-Term	Return of

	Income	Income	Capital Gain	Capital

Aggressive Growth Fund	—	$2,793	$1,629,815	—

Growth Fund	—	4,257	3,315,016	—

Moderate Growth Fund	—	230,241	2,880,985	$24,475

Balanced Fund	$71,157	256,788	433,564	—

7.	Capital Stock Share Transactions— Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended

Aggressive Growth Fund	June 30, 2009		December 31, 2008†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	113,784	$482,228	262,710	$1,902,697

Exchanged from associated funds	60,626	272,852	98,661	555,146

Investment of distributions	—	—	152,385	911,810

Converted from Class B*	21,420	90,539	57,771	312,570

Total	195,830	845,619	571,527	3,682,223

Cost of shares repurchased	(225,378)	(987,388)	(235,309)	(1,618,153)

Exchanged into associated funds	(63,331)	(274,178)	(379,539)	(1,778,004)

Total	(288,709)	(1,261,566)	(614,848)	(3,396,157)

Increase (decrease)	(92,879)	$(415,947)	(43,321)	$286,066

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	10,383	$42,851	24,700	$171,426

Exchanged from associated funds	1,579	6,804	11,142	79,397

Investment of distributions	—	—	34,888	200,459

Total	11,962	49,655	70,730	451,282

Cost of shares repurchased	(25,110)	(92,993)	(91,195)	(563,467)

Exchanged into associated funds	(570)	(2,393)	(11,903)	(83,045)

Converted to Class A*	(22,724)	(90,539)	(60,965)	(312,569)

Total	(48,404)	(185,925)	(164,063)	(959,081)

Decrease	(36,442)	$(136,270)	(93,333)	$(507,799)

See footnotes on page 28.

24

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended

Aggressive Growth Fund	June 30, 2009		December 31, 2008†

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	54,073	$228,724	119,881	$780,126

Exchanged from associated funds	3,654	14,392	32,703	246,154

Investment of distributions	—	—	74,213	420,647

Converted from Class D**	—	—	144,365	1,188,123

Total	57,727	243,116	371,162	2,635,050

Cost of shares repurchased	(89,559)	(385,468)	(163,653)	(1,029,979)

Exchanged into associated funds	(3,675)	(13,250)	(72,242)	(425,562)

Total	(93,234)	(398,718)	(235,895)	(1,455,541)

Increase (decrease)	(35,507)	$(155,602)	135,267	$1,179,509

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	16,047	$123,701

Exchanged from associated funds	—	—	5,191	40,746

Total	—	—	21,238	164,447

Cost of shares repurchased	—	—	(23,683)	(179,028)

Converted to Class C**	—	—	(144,365)	(1,188,123)

Total	—	—	(168,048)	(1,367,151)

Decrease	—	—	(146,810)	$(1,202,704)

	Six Months Ended		Year Ended

Growth Fund	June 30, 2009		December 31, 2008†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	111,236	$430,657	342,656	$2,308,025

Exchanged from associated funds	17,184	67,228	398,074	1,714,522

Investment of distributions	—	—	300,373	1,498,635

Converted from Class B*	57,143	214,554	47,836	346,258

Total	185,563	712,439	1,088,939	5,867,440

Cost of shares repurchased	(318,188)	(1,217,535)	(377,101)	(2,372,525)

Exchanged into associated funds	(94,829)	(379,335)	(479,311)	(2,617,389)

Total	(413,017)	(1,596,870)	(856,412)	(4,989,914)

Increase (decrease)	(227,454)	$(884,431)	232,527	$877,526

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	18,465	$66,499	43,415	$276,004

Exchanged from associated funds	222	861	13,646	94,137

Investment of distributions	—	—	109,366	515,767

Total	18,687	67,360	166,427	885,908

Cost of shares repurchased	(99,629)	(372,524)	(107,178)	(681,153)

Exchanged into associated funds	(14,079)	(46,948)	(116,154)	(722,283)

Converted to Class A*	(61,425)	(214,554)	(50,626)	(346,348)

Total	(175,133)	(634,026)	(273,958)	(1,749,784)

Decrease	(156,446)	$(566,666)	(107,531)	$(863,876)

See footnotes on page 28.

25

Notes to Financial Statements (unaudited)

Growth Fund	Six Months Ended June 30, 2009		Year Ended December 31, 2008†

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	90,324	$315,805	131,412	$759,518

Exchanged from associated funds	2,031	8,072	58,387	238,952

Investment of distributions	—	—	234,879	1,094,673

Converted from Class D**	—	—	272,951	2,139,936

Total	92,355	323,877	697,629	4,233,079

Cost of shares repurchased	(152,278)	(544,116)	(304,405)	(1,892,996)

Exchanged into associated funds	(12,605)	(42,938)	(82,501)	(520,415)

Total	(164,883)	(587,054)	(386,906)	(2,413,411)

Increase (decrease)	(72,528)	$(263,177)	310,723	$1,819,668

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	16,730	$123,877

Exchanged from associated funds	—	—	10,938	79,694

Total	—	—	27,668	203,571

Cost of shares repurchased	—	—	(25,277)	(190,882)

Exchanged into associated funds	—	—	(2,076)	(15,144)

Converted to Class C**	—	—	(272,951)	(2,139,936)

Total	—	—	(300,304)	(2,345,962)

Decrease	—	—	(272,636)	$(2,142,391)

Moderate Growth Fund	Six Months Ended June 30, 2009		Year Ended December 31, 2008†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	215,928	$753,586	288,023	$1,961,394

Exchanged from associated funds	28,492	108,277	470,419	2,217,860

Investment of distributions	—	—	303,481	1,395,832

Converted from Class B*	75,826	298,177	80,761	518,822

Total	320,246	1,160,040	1,142,684	6,093,908

Cost of shares repurchased	(537,996)	(2,128,068)	(645,083)	(4,134,553)

Exchanged into associated funds	(161,032)	(653,780)	(327,389)	(1,765,297)

Total	(699,028)	(2,781,848)	(972,472)	(5,899,850)

Increase (decrease)	(378,782)	$(1,621,808)	170,212	$194,058

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,107	$122,777	28,766	$192,360

Exchanged from associated funds	71,121	290,645	50,456	357,076

Investment of distributions	—	—	83,772	383,875

Total	77,228	313,422	162,994	933,311

Cost of shares repurchased	(118,223)	(456,801)	(164,439)	(983,316)

Exchanged into associated funds	(18,336)	(65,619)	(51,680)	(289,391)

Converted to Class A*	(77,795)	(298,177)	(82,331)	(518,822)

Total	(214,354)	(820,597)	(298,450)	(1,791,529)

Decrease	(137,126)	$(507,175)	(135,456)	$(858,218)

See footnotes on page 28.

26

Notes to Financial Statements (unaudited)

Moderate Growth Fund	Six Months Ended June 30, 2009		Year Ended December 31, 2008†

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	39,661	$147,747	109,826	$657,570

Exchanged from associated funds	21,375	80,590	41,323	232,972

Investment of distributions	—	—	248,909	1,125,164

Converted from Class D**	—	—	475,251	3,740,222

Total	61,036	228,337	875,309	5,755,928

Cost of shares repurchased	(271,092)	(979,857)	(407,790)	(2,514,052)

Exchanged into associated funds	(15,023)	(52,025)	(399,329)	(2,452,186)

Total	(286,115)	(1,031,882)	(807,119)	(4,966,238)

Increase (decrease)	(225,079)	$(803,545)	68,190	$789,690

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	35,238	$260,525

Exchanged from associated funds	—	—	13,295	96,833

Total	—	—	48,533	357,358

Cost of shares repurchased	—	—	(45,777)	(334,597)

Exchanged into associated funds	—	—	(30,075)	(219,080)

Converted to Class C**	—	—	(475,250)	(3,740,222)

Total	—	—	(551,102)	(4,293,899)

Decrease	—	—	(502,569)	$(3,936,541)

Balanced Fund	Six Months Ended June 30, 2009		Year Ended December 31, 2008†

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	16,485	$60,061	147,679	$715,369

Exchanged from associated funds	27,048	97,099	248,550	1,154,006

Investment of distributions	11,831	42,922	69,570	335,061

Converted from Class B*	24,426	91,792	85,153	460,647

Total	79,790	291,874	550,952	2,665,083

Cost of shares repurchased	(492,118)	(1,749,916)	(466,504)	(2,252,144)

Exchanged into associated funds	(31,368)	(116,805)	(98,737)	(460,240)

Total	(523,486)	(1,866,721)	(565,241)	(2,712,384)

Decrease	(443,696)	$(1,574,847)	(14,289)	$(47,301)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,216	$4,420	22,699	$133,235

Exchanged from associated funds	4,672	16,653	44,132	233,310

Investment of distributions	1,604	5,843	12,988	63,281

Total	7,492	26,916	79,819	429,826

Cost of shares repurchased	(31,004)	(111,360)	(135,996)	(719,218)

Exchanged into associated funds	(642)	(2,306)	(29,265)	(127,583)

Converted to Class A*	(24,422)	(91,780)	(85,138)	(460,568)

Total	(56,068)	(205,446)	(250,399)	(1,307,369)

Decrease	(48,576)	$(178,530)	(170,580)	$(877,543)

See footnotes on page 28.

27

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended†

Balanced Fund	June 30, 2009		December 31, 2008†

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	24,588	$89,459	73,343	$417,146

Exchanged from associated funds	30,681	105,607	149,868	794,043

Investment of distributions	7,100	25,872	49,454	234,710

Converted from Class D**	—	—	300,471	1,895,975

Total	62,369	220,938	573,136	3,341,874

Cost of shares repurchased	(142,978)	(509,454)	(241,663)	(1,267,791)

Exchanged into associated funds	(17,164)	(59,320)	(185,532)	(902,094)

Total	(160,142)	(568,774)	(427,195)	(2,169,885)

Increase (decrease)	(97,773)	$(347,836)	145,941	$1,171,989

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	18,176	$107,067

Exchanged from associated funds	—	—	27,892	165,734

Investment of distributions	—	—	1,603	9,472

Total	—	—	47,671	282,273

Cost of shares repurchased	—	—	(50,285)	(301,554)

Converted to Class C**	—	—	(300,471)	(1,895,975)

Total	—	—	(350,756)	(2,197,529)

Decrease	—	—	(303,085)	$(1,915,256)

*

Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amounts of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

**	Effective May 16, 2008, Class D shares converted to Class C shares.
†	January 1, 2008 to May 16, 2008, in the case of Class D shares.

8.

Affiliated Issuers — Each Fund invests in certain securities of open-end registered investment companies that are part of the same group of investment companies (the Seligman Group). As defined under the 1940 Act, an affiliated issuer is one in which a fund owns 5% or more of the outstanding voting securities, or an issuer which is under common ownership or control. Each Fund and each of the investment companies in which that Fund invests may be deemed to be affiliates of one another. A summary of each Fund’s transactions in the securities of affiliated issuers during the six months ended June 30, 2009, is as follows:

	Purchases	Sales	Dividend	Value

Affiliated Issuer	at Cost	Proceeds	Income	6/30/09	12/31/08

Aggressive Growth Fund

Seligman Capital Fund	$138,286	$372,092	$—	$2,674,671	$2,481,829

Seligman Communications and

Information Fund	232,983	509,364	—	1,934,561	1,790,426

Seligman Frontier Fund	28,278	47,178	—	368,222	343,856

Seligman Growth Fund	20,041	36,625	—	362,823	336,390

Seligman Large-Cap Value Fund	54,730	51,058	—	367,190	337,387

Seligman Smaller-Cap Value Fund	228,259	272,449	—	1,596,562	1,489,944

Seligman Emerging Markets Fund	122,536	343,896	—	1,222,441	1,107,971

Seligman Global Smaller

Companies Fund	131,239	299,760	—	2,435,822	2,234,529

Seligman International Growth Fund	104,453	72,121	—	603,911	539,212

Seligman LaSalle Global

Real Estate Fund†	188,355	105,794	10,715	610,015	558,688

Total	$1,249,160	$2,110,337	$10,715	$12,176,218	$11,220,232

See footnote on page 29.

28

Notes to Financial Statements (unaudited)

				Value

	Purchases	Sales	Dividend

Affiliated Issuer	at Cost	Proceeds	Income	6/30/09	12/31/08

Growth Fund

Seligman Capital Fund	$120,671	$502,044	$—	$2,791,409	$2,729,377

Seligman Communications and
Information Fund	224,317	543,563	—	1,872,235	1,785,042

Seligman Frontier Fund	39,915	88,107	—	564,279	547,172

Seligman Growth Fund	110,822	243,863	—	1,671,480	1,610,672

Seligman Large-Cap Value Fund	185,053	224,554	—	1,702,388	1,631,834

Seligman Smaller-Cap Value Fund	310,699	453,702	—	2,246,661	2,195,900

Seligman Emerging Markets Fund	161,462	587,748	—	1,890,452	1,804,507

Seligman Global Smaller
Companies Fund†	211,455	555,115	—	3,197,767	3,067,442

Seligman International Growth Fund†	155,286	151,120	—	940,362	888,995

Seligman LaSalle Global
Real Estate Fund†	514,036	359,768	33,025	1,858,674	1,799,584

Total	$2,033,716	$3,709,584	$33,025	$18,735,707	$18,060,525

Moderate Growth Fund

Seligman Capital Fund	$239,371	$1,037,795	$—	$3,783,930	$3,939,121

Seligman Communications and
Information Fund	150,437	629,408	—	1,883,008	1,933,040

Seligman Growth Fund	93,263	348,843	—	1,694,508	1,744,469

Seligman Large-Cap Value Fund	276,539	482,967	—	1,697,105	1,767,393

Seligman Smaller-Cap Value Fund	214,101	404,142	—	1,328,270	1,386,835

Seligman High-Yield Fund	656,582	980,055	106,203	1,899,886	1,914,627

Seligman Emerging Markets Fund	124,918	432,632	—	944,363	975,987

Seligman Global Smaller
Companies Fund	154,485	499,256	—	1,890,071	1,952,755

Seligman International Growth Fund†	253,953	401,699	—	1,881,158	1,927,981

Seligman LaSalle Global

Real Estate Fund†	809,811	706,626	33,087	1,895,246	1,905,396

Total	$2,973,460	$5,923,423	$139,290	$18,897,545	$19,447,604

Balanced Fund

Seligman Capital Fund	$45,564	$420,560	—	$782,890	$1,015,928

Seligman Common Stock Fund	111,767	330,073	$6,170	858,107	1,108,378

Seligman Growth Fund	17,036	404,571	—	937,694	1,206,381

Seligman Large-Cap Value Fund	184,717	507,179	—	946,782	1,218,300

Seligman Cash Management Fund	128,319	221,336	121	390,706	483,723

Seligman Core Fixed Income Fund†	280,279	461,378	14,608	792,114	957,201

Seligman High-Yield Fund	140,917	487,115	50,677	781,410	982,641

Seligman U.S. Government

Securities Fund	145,163	223,889	4,572	396,739	482,407

Seligman LaSalle Monthly Dividend

Real Estate Fund†	801,450	953,517	43,547	1,186,240	1,603,094

Seligman International Growth Fund	110,419	339,021	—	792,662	990,256

Total	$1,965,631	$4,348,641	$119,695	$7,865,344	$10,048,309

† Fund’s holdings representing 5% or more of the outstanding voting securities.

29

Notes to Financial Statements (unaudited)

9.

Information Regarding Pending and Settled Legal Proceedings — In late 2003, JWS conducted an extensive internal review concerning mutual fund trading practices. JWS’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by JWS (the “Seligman Funds”); this arrangement was in the process of being closed down by JWS before September 2003. JWS identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, JWS, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. JWS also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against JWS, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was a Fund of Seligman Asset Allocation Series, Inc. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing

30

Notes to Financial Statements (unaudited)

activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.[1] Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.[1]

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

10.

Fund Mergers — In June 2009, shareholders of the Funds approved mergers of the Funds as follows: Aggressive Growth Fund and Growth Fund will merge into the RiverSource Portfolio Builder Total Equity Fund; Moderate Growth Fund will merge into RiverSource Portfolio Builder Aggressive Fund; and Balanced Fund will merge into RiverSource Portfolio Builder Moderate Aggressive Fund. The mergers occurred on August 14, 2009.

11.

Subsequent Events — Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through August 27, 2009, the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements, except as stated in Note 10 above.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the web- site does not form a part of this report or the Series’ prospectus or statement of additional information.

31

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, fees or transaction costs on your investments or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Aggressive Growth Fund

	Six Months Ended 6/30/09		Year Ended December 31,

Class A			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$4.34		$8.81	$8.27	$7.25	$6.56	$5.68

Income (Loss) from Investment Operations:

Net investment loss	—	ø	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	0.75		(3.87)	1.11	1.23	0.72	0.91

Total from Investment Operations	0.75		(3.89)	1.08	1.20	0.69	0.88

Less Distributions to Shareholders:

Net realized short-term capital gains	—		—	(0.16)	(0.12)	—	—

Net realized long-term capital gains	—		(0.58)	(0.38)	(0.06)	—	—

Total Distributions	—		(0.58)	(0.54)	(0.18)	—	—

Net Asset Value, End of Period	$5.09		$4.34	$8.81	$8.27	$7.25	$6.56

Total Return	17.28%		(45.80)%	12.86%	16.62%	10.52%	15.49%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,962		$6,343	$13,253	$9,007	$5,747	$4,230

Ratio of expenses to average net assets	0.40	†%	0.40%	0.40%	0.40%	0.42%	0.51%

Ratio of net investment loss to average net assets	(0.20	)%†	(0.33)%	(0.29)%	(0.40)%	(0.42)%	(0.50)%

Portfolio turnover rate	11.28%		16.67%	6.33%	1.27%	2.27%	2.79%

Without fee waiver and expense reimbursement:*

Ratio of expenses to average net assets	1.17	%†	0.76%	0.60%	0.71%	1.03%	1.22%

Ratio of net investment loss to average net assets	(0.97	)%†	(0.69)%	(0.49)%	(0.71)%	(1.03)%	(1.21)%

See footnotes on page 43.

32

Financial Highlights(unaudited)

Aggressive Growth Fund (continued)

	Six Months Ended 6/30/09		Year Ended December 31,

Class B			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$4.10		$8.42	$7.92	$6.95	$6.33	$5.53

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		(0.07)	(0.09)	(0.09)	(0.08)	(0.07)

Net realized and unrealized gain (loss) on investments	0.70		(3.67)	1.06	1.18	0.70	0.87

Total from Investment Operations	0.68		(3.74)	0.97	1.09	0.62	0.80

Less Distributions to Shareholders:

Net realized short-term capital gains	—		—	(0.09)	(0.06)	—	—

Net realized long-term capital gains	—		(0.58)	(0.38)	(0.06)	—	—

Total Distributions	—		(0.58)	(0.47)	(0.12)	—	—

Net Asset Value, End of Period	$4.78		$4.10	$8.42	$7.92	$6.95	$6.33

Total Return	16.59%		(46.15)%	12.01%	15.76%	9.79%	14.47%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,729		$1,629	$4,133	$3,925	$3,001	$2,060

Ratio of expenses to average net assets	1.15	%†	1.15%	1.15%	1.16%	1.18%	1.26%

Ratio of net investment loss to average net assets	(0.95	)%†	(1.08)%	(1.04)%	(1.16)%	(1.18)%	(1.25)%

Portfolio turnover rate	11.28%		16.67%	6.33%	1.27%	2.27%	2.79%

Without fee waiver and expense reimbursement:*

Ratio of expenses to average net assets	1.92	%†	1.51%	1.35%	1.47%	1.79%	1.97%

Ratio of net investment loss to average net assets	(1.72	)%†	(1.44)%	(1.24)%	(1.47)%	(1.79)%	(1.96)%

See footnotes on page 43.

33

Financial Highlights (unaudited)

Aggressive Growth Fund (continued)

	Six Months

	Ended	Year Ended December 31,

Class C	6/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$4.10	$8.42	$7.92	$6.95	$6.33	$5.53

Income (Loss) from Investment Operations:

Net investment loss	(0.02)	(0.07)	(0.09)	(0.09)	(0.08)	(0.07)

Net realized and unrealized gain (loss)
on investments	0.70	(3.67)	1.06	1.18	0.70	0.87

Total from Investment Operations	0.68	(3.74)	0.97	1.09	0.62	0.80

Less Distributions to Shareholders:

Net realized short-term capital gains	—	—	(0.09)	(0.06)	—	—

Net realized long-term capital gains	—	(0.58)	(0.38)	(0.06)	—	—

Total Distributions	—	(0.58)	(0.47)	(0.12)	—	—

Net Asset Value, End of Period	$4.78	$4.10	$8.42	$7.92	$6.95	$6.33

Total Return	16.59%	(46.15)%	12.01%	15.76%	9.79%	14.47%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,527	$3,165	$5,367	$4,832	$3,420	$2,755

Ratio of expenses to average net assets	1.15%†	1.16%	1.16%	1.16%	1.18%	1.26%

Ratio of net investment loss to average
net assets	(0.95)%†	(1.09)%	(1.05)%	(1.16)%	(1.18)%	(1.25)%

Portfolio turnover rate	11.28%	16.67%	6.33%	1.27%	2.27%	2.79%

Without fee waiver and expense
reimbursement:*

Ratio of expenses to average net assets	1.92%†	1.52%	1.36%	1.47%	1.79%	1.97%

Ratio of net investment loss to average
net assets	(1.72)%†	(1.45)%	(1.25)%	(1.47)%	(1.79)%	(1.96)%

See footnotes on page 43.

34

Financial Highlights (unaudited)

Growth Fund

	Six Months

	Ended		Year Ended December 31,

Class A	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.94		$8.40	$8.16	$7.18	$6.53	$5.67

Income (Loss) from Investment Operations:

Net investment loss	—	ø	(0.02)	(0.01)	—ø	(0.03)	(0.03)

Net realized and unrealized gain (loss)
on investments	0.56		(3.66)	0.99	1.16	0.68	0.89

Total from Investment Operations	0.56		(3.68)	0.98	1.16	0.65	0.86

Less Distributions to Shareholders:

Net realized short-term capital gains	—		—	(0.15)	(0.08)	—	—

Net realized long-term capital gains	—		(0.78)	(0.59)	(0.10)	—	—

Total Distributions	—		(0.78)	(0.74)	(0.18)	—	—

Net Asset Value, End of Period	$4.50		$3.94	$8.40	$8.16	$7.18	$6.53

Total Return	14.21%		(45.51)%	11.84%	16.30%	9.79%	15.34%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,359		$9,072	$17,405	$12,189	$9,133	$7,179

Ratio of expenses to average net assets	0.40	%†	0.40%	0.40%	0.40%	0.42%	0.50%

Ratio of net investment loss to average
net assets	(0.01	)%†	(0.25)%	(0.15)%	(0.39)%	(0.42)%	(0.47)%

Portfolio turnover rate	11.76%		21.06%	17.87%	5.63%	5.42%	5.50%

Without fee waiver and expense
reimbursement:*

Ratio of expenses to average net assets	0.94	%†	0.62%	0.49%	0.53%	0.67%	0.75%

Ratio of net investment loss to average
net assets	(0.55	)%†	(0.47)%	(0.24)%	(0.52)%	(0.67)%	(0.72)%

See footnotes on page 43.

35

Financial Highlights (unaudited)

Growth Fund (continued)

	Six Months Ended 6/30/09
			Year Ended December 31,

Class B			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.67		$7.97	$7.77	$6.85	$6.28	$5.49

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		(0.06)	(0.08)	(0.08)	(0.08)	(0.07)

Net realized and unrealized gain (loss) on investments	0.52		(3.46)	0.95	1.12	0.65	0.86

Total from Investment Operations	0.51		(3.52)	0.87	1.04	0.57	0.79

Less Distributions to Shareholders:

Net realized short-term capital gains	—		—	(0.08)	(0.02)	—	—

Net realized long-term capital gains	—		(0.78)	(0.59)	(0.10)	—	—

Total Distributions	—		(0.78)	(0.67)	(0.12)	—	—

Net Asset Value, End of Period	$4.18		$3.67	$7.97	$7.77	$6.85	$6.28

Total Return	13.90%		(45.98)%	11.00%	15.30%	9.08%	14.39%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,531		$2,793	$6,924	$5,411	$4,703	$4,041

Ratio of expenses to average net assets	1.15	%†	1.15%	1.15%	1.16%	1.18%	1.25%

Ratio of net investment loss to average net assets	(0.76	)%†	(1.00)%	(0.90)%	(1.15)%	(1.18)%	(1.22)%

Portfolio turnover rate	11.76%		21.06%	17.87%	5.63%	5.42%	5.50%

Without fee waiver and expense reimbursement:*

Ratio of expenses to average net assets	1.70	%†	1.37%	1.24%	1.29%	1.43%	1.50%

Ratio of net investment loss to average net assets	(1.31	)%†	(1.22)%	(0.99)%	(1.28)%	(1.43)%	(1.47)%

See footnotes on page 43.

36

Financial Highlights (unaudited)

Growth Fund (continued)

	Six Months

	Ended		Year Ended December 31,

Class C	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.67		$7.97	$7.77	$6.85	$6.28	$5.49

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		(0.06)	(0.08)	(0.08)	(0.08)	(0.07)

Net realized and unrealized gain (loss)

on investments	0.52		(3.46)	0.95	1.12	0.65	0.86

Total from Investment Operations	0.51		(3.52)	0.87	1.04	0.57	0.79

Less Distributions to Shareholders:

Net realized short-term capital gains	—		—	(0.08)	(0.02)	—	—

Net realized long-term capital gains	—		(0.78)	(0.59)	(0.10)	—	—

Total Distributions	—		(0.78)	(0.67)	(0.12)	—	—

Net Asset Value, End of Period	$4.18		$3.67	$7.97	$7.77	$6.85	$6.28

Total Return	13.90%		(45.98)%	11.00%	15.30%	9.08%	14.39%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,848		$6,269	$11,144	$10,847	$8,756	$6,588

Ratio of expenses to average net assets	1.15	%†	1.16%	1.16%	1.16%	1.18%	1.25%

Ratio of net investment loss to average

net assets	(0.76	)%†	(1.01)%	(0.91)%	(1.15)%	(1.18)%	(1.22)%

Portfolio turnover rate	11.76%		21.06%	17.87%	5.63%	5.42%	5.50%

Without fee waiver and expense

reimbursement:*

Ratio of expenses to average net assets	1.70	%†	1.38%	1.25%	1.29%	1.43%	1.50%

Ratio of net investment loss to average

net assets	(1.31	)%†	(1.23)%	(1.00)%	(1.28)%	(1.43)%	(1.47)%

See footnotes on page 43.

37

Financial Highlights (unaudited)

Moderate Growth Fund

	Six Months

	Ended		Year Ended December 31,

Class A	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.86		$8.09	$7.61	$6.64	$6.18	$5.53

Income from Investment Operations:

Net investment income	0.03		0.06	0.06	0.04	0.05	0.05

Net realized and unrealized gain (loss)

on investments	0.53		(3.61)	0.72	1.02	0.46	0.66

Total from Investment Operations	0.56		(3.55)	0.78	1.06	0.51	0.71

Less Distributions to Shareholders:

Net investment income	—		(0.04)	(0.06)	(0.04)	(0.05)	(0.05)

Net realized short-term capital gains	—		(0.01)	(0.13)	(0.05)	—	(0.01)

Net realized long-term capital gains	—		(0.62)	(0.11)	—	—	—

Return of capital	—		(0.01)	—	—	—	—

Total Distributions	—		(0.68)	(0.30)	(0.09)	(0.05)	(0.06)

Net Asset Value, End of Period	$4.42		$3.86	$8.09	$7.61	$6.64	$6.18

Total Return	14.51%		(44.98)%	10.18%	16.00%	8.32%	12.79%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,513		$9,761	$19,108	$15,138	$11,020	$7,313

Ratio of expenses to average net assets	0.25	%†	0.25%	0.25%	0.25%	0.30%	0.50%

Ratio of net investment income to average

net assets	1.31	%†	0.87%	0.76%	0.56%	0.73%	0.80%

Portfolio turnover rate	16.44%		25.59%	20.42%	6.55%	3.45%	16.84%

Without fee waiver and expense

reimbursement:*

Ratio of expenses to average net assets	0.94	%†	0.59%	0.45%	0.47%	0.60%	0.70%

Ratio of net investment income to average

net assets	0.62	%†	0.53%	0.56%	0.34%	0.43%	0.62%

See footnotes on page 43.

38

Financial Highlights (unaudited)

Moderate Growth Fund (continued)

	Six Months

	Ended		Year Ended December 31,

Class B	6/30/09		2008	2007		2006	2005		2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.77		$7.97	$7.50		$6.55	$6.10		$5.47

Income (Loss) from Investment Operations:

Net investment income (loss)	0.01		0.01	—	ø	(0.01)	—	ø	0.01

Net realized and unrealized gain (loss)

on investments	0.52		(3.54)	0.70		1.00	0.46		0.64

Total from Investment Operations	0.53		(3.53)	0.70		0.99	0.46		0.65

Less Distributions to Shareholders:

Net investment income	—		(0.01)	—	ø	—	—	ø	(0.01)

Dividends in excess of net investment income	—		(0.03)	—		—	—		—

Net realized short-term capital gains	—		(0.01)	(0.12)		(0.04)	(0.01)		(0.01)

Net realized long-term capital gains	—		(0.62)	(0.11)		—	—		—

Total Distributions	—		(0.67)	(0.23)		(0.04)	(0.01)		(0.02)

Net Asset Value, End of Period	$4.30		$3.77	$7.97		$7.50	$6.55		$6.10

Total Return	14.06%		(45.40)%	9.23%		15.13%	7.39%		12.11%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,227		$2,467	$6,302		$7,110	$5,888		$4,360

Ratio of expenses to average net assets	1.00	%†	1.00%	1.00%		1.01%	1.06%		1.25%

Ratio of net investment income (loss)

to average net assets	0.56	%†	0.12%	0.01%		(0.20)%	(0.03)%		0.05%

Portfolio turnover rate	16.44%		25.59%	20.42%		6.55%	3.45%		16.84%

Without fee waiver and expense

reimbursement:*

Ratio of expenses to average net assets	1.69	%†	1.34%	1.20%		1.23%	1.36%		1.45%

Ratio of net investment loss to average

net assets	(0.13	)%†	(0.22)%	(0.19)%		(0.42)%	(0.33)%		(0.14)%

See footnotes on page 43.

39

Financial Highlights (unaudited)

Moderate Growth Fund (continued)

	Six Months Ended 6/30/09		Year Ended December 31,

Class C			2008	2007		2006	2005		2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.77		$7.97	$7.50		$6.55	$6.11		$5.47

Income (Loss) from Investment Operations:

Net investment income (loss)	0.01		0.01	—	ø	(0.01)	—	ø	0.01

Net realized and unrealized gain (loss) on investments	0.52		(3.54)	0.70		1.00	0.45		0.65

Total from Investment Operations	0.53		(3.53)	0.70		0.99	0.45		0.66

Less Distributions to Shareholders:

Net investment income	—		(0.01)	—	ø	—	—	ø	(0.01)

Dividends in excess of net investment income	—		(0.03)	—		—	—		—

Net realized short-term capital gains	—		(0.01)	(0.12)		(0.04)	(0.01)		(0.01)

Net realized long-term capital gains	—		(0.62)	(0.11)		—	—		—

Total Distributions	—		(0.67)	(0.23)		(0.04)	(0.01)		(0.02)

Net Asset Value, End of Period	$4.30		$3.77	$7.97		$7.50	$6.55		$6.11

Total Return	14.06%		(45.40)%	9.23%		15.13%	7.39%		12.11%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,129		$7,091	$14,469		$13,659	$10,576		$7,981

Ratio of expenses to average net assets	1.01	%†	1.01%	1.01%		1.01%	1.06%		1.25%

Ratio of net investment income (loss) to average net assets	0.55	%†	0.11%	—		(0.20)%	(0.03)%		0.05%

Portfolio turnover rate	16.44%		25.59%	20.42%		6.55%	3.45%		16.84%

Without fee waiver and expense reimbursement:*

Ratio of expenses to average net assets	1.70	%†	1.35%	1.21%		1.23%	1.36%		1.46%

Ratio of net investment loss to average net assets	(0.14	)%†	(0.23)%	(0.20)%		(0.42)%	(0.33)%		(0.14)%

See footnotes on page 43.

40

Financial Highlights (unaudited)

Balanced Fund

	Six Months
	Ended		Year Ended December 31,

Class A	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.80		$6.30	$6.31	$5.67	$5.53	$5.13

Income (Loss) from Investment Operations:

Net investment income	0.05		0.11	0.12	0.09	0.09	0.08

Net realized and unrealized gain (loss)

on investments	0.18		(2.34)	0.10	0.65	0.16	0.42

Total from Investment Operations	0.23		(2.23)	0.22	0.74	0.25	0.50

Less Distributions to Shareholders:

Net investment income	(0.04)		(0.11)	(0.12)	(0.09)	(0.09)	(0.08)

Net realized short-term capital gains	—		—	(0.11)	—	(0.02)	(0.02)

Net realized long-term capital gains	—		(0.16)	—	—	—	—

Return of capital	—		—	—	(0.01)	—	—

Total Distributions	(0.04)		(0.27)	(0.23)	(0.10)	(0.11)	(0.10)

Net Asset Value, End of Period	$3.99		$3.80	$6.30	$6.31	$5.67	$5.53

Total Return	6.09%		(36.01)%	3.51%	13.09%	4.53%	9.90%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,328		$4,863	$8,137	$6,823	$6,422	$5,092

Ratio of expenses to average net assets	0.26	%†	0.26%	0.25%	0.25%	0.31%	0.50%

Ratio of net investment income to average net assets	2.62	%†	2.06%	1.82%	1.45%	1.60%	1.46%

Portfolio turnover rate	23.18%		38.51%	19.98%	10.82%	18.35%	25.59%

Without fee waiver and expense reimbursement:*

Ratio of expenses to average net assets	1.55	%†	0.93%	0.71%	0.74%	0.82%	0.79%

Ratio of net investment income to average net assets	1.33	%†	1.39%	1.36%	0.96%	1.09%	1.19%

See footnotes on page 43.

41

Financial Highlights (unaudited)

Balanced Fund (continued)

	Six Months Ended 6/30/09
		Year Ended December 31,

Class B		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.80	$6.30	$6.31	$5.67	$5.53	$5.13

Income (Loss) from Investment Operations:

Net investment income	0.03	0.07	0.07	0.04	0.05	0.04

Net realized and unrealized gain (loss) on investments	0.18	(2.34)	0.10	0.66	0.16	0.42

Total from Investment Operations	0.21	(2.27)	0.17	0.70	0.21	0.46

Less Distributions to Shareholders:

Net investment income	(0.02)	(0.07)	(0.07)	(0.04)	(0.05)	(0.04)

Net realized short-term capital gains	—	—	(0.11)	—	(0.02)	(0.02)

Net realized long-term capital gains	—	(0.16)	—	—	—	—

Return of capital	—	—	—	(0.02)	—	—

Total Distributions	(0.02)	(0.23)	(0.18)	(0.06)	(0.07)	(0.06)

Net Asset Value, End of Period	$3.99	$3.80	$6.30	$6.31	$5.67	$5.53

Total Return	5.69%	(36.51)%	2.75%	12.25%	3.76%	9.09%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$769	$918	$2,594	$2,755	$3,219	$3,932

Ratio of expenses to average net assets	1.01%†	1.01%	1.00%	1.00%	1.07%	1.25%

Ratio of net investment income to average net assets	1.85%†	1.31%	1.07%	0.70%	0.84%	0.71%

Portfolio turnover rate	23.18%	38.51%	19.98%	10.82%	18.35%	25.59%

Without fee waiver and expense reimbursement:*

Ratio of expenses to average net assets	2.30%†	1.68%	1.46%	1.49%	1.58%	1.54%

Ratio of net investment income to average net assets	0.56%†	0.64%	0.61%	0.21%	0.33%	0.44%

See footnotes on page 43.

42

Financial Highlights (unaudited)

Balanced Fund (continued)

	Six Months Ended 6/30/09		Year Ended December 31,

Class C			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$3.80		$6.30	$6.31	$5.67	$5.53	$5.13

Income (Loss) from Investment Operations:

Net investment income	0.03		0.07	0.07	0.04	0.05	0.04

Net realized and unrealized gain (loss) on investments	0.18		(2.34)	0.10	0.66	0.16	0.42

Total from Investment Operations	0.21		(2.27)	0.17	0.70	0.21	0.46

Less Distributions to Shareholders:

Net investment income	(0.02)		(0.07)	(0.07)	(0.04)	(0.05)	(0.04)

Net realized short-term capital gains	—		—	(0.11)	—	(0.02)	(0.02)

Net realized long-term capital gains	—		(0.16)	—	—	—	—

Return of capital	—		—	—	(0.02)	—	—

Total Distributions	(0.02)		(0.23)	(0.18)	(0.06)	(0.07)	(0.06)

Net Asset Value, End of Period	$3.99		$3.80	$6.30	$6.31	$5.67	$5.53

Total Return	5.69%		(36.51)%	2.75%	12.25%	3.76%	9.09%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,795		$3,991	$5,686	$5,733	$5,382	$6,149

Ratio of expenses to average net assets	1.00	%†	1.00%	1.00%	1.00%	1.07%	1.25%

Ratio of net investment income to average net assets	1.86	%†	1.32%	1.07%	0.70%	0.84%	0.71%

Portfolio turnover rate	23.18%		38.51%	19.98%	10.82%	18.35%	25.59%

Without fee waiver and expense reimbursement:*

Ratio of expenses to average net assets	2.30	%†	1.67%	1.46%	1.49%	1.58%	1.54%

Ratio of net investment income to average net assets	0.56	%†	0.65%	0.61%	0.21%	0.33%	0.44%

*	The Manager, and previously JWS, at their discretion, reimbursed certain expenses and waived certain management fees for the periods presented (Note 4a).
ø	Less than + or – $0.005.
†	Annualized. The Non-Recurring Charges (Note 4c) have not been annualized, as they represent a one-time occurrence.
#	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the former investment manager in 2004, total return would have been as follows:

	Aggressive Growth Fund	Growth Fund	Moderate Growth Fund	Balanced Fund

Class A	15.43%	15.30%	12.77%	9.89%

Class B	14.41	14.35	12.09	9.08

Class C	14.41	14.35	12.09	9.08

See Notes to Financial Statements.

43

Proxy Results

Shareholders of Seligman Asset Allocation Series, Inc. voted on a proposal to approve an Agreement and Plan of Reorganization at Special Meetings of Shareholders held on June 2, 2009 and June 29, 2009. Shareholders voted in favor of the proposal. The number of shares voted is as follows:

	For	Against	Abstain

Seligman Asset Allocation Aggressive Growth Fund	1,168,632.353	66,643.858	84,447.929

Seligman Asset Allocation Growth Fund	2,192,027.199	46,499.712	163,428.838

Seligman Asset Allocation Moderate Growth Fund	2,212,410.925	86,514.703	96,433.744

Seligman Asset Allocation Balanced Fund	949,604.006	127,205.801	150,508.981

As a result of the approval of this proposal, the Funds within Seligman Asset Allocation Series merged into RiverSource Portfolio Builder Series on August 14, 2009.

44

Additional Fund Information

Fund Symbols	Manager	General Distributor
Aggressive Growth Fund	RiverSource Investments, LLC	RiverSource Fund Distributors, Inc.
Class A: STHAX	200 Ameriprise Financial Center	50611 Ameriprise Financial Center
Class B: SBTHX	Minneapolis, MN 55474	Minneapolis, MN 55474
Class C: STHCX
	Transfer Agent	Important Telephone Number
Growth Fund	RiverSource Service Corporation	For Shareholder Services, Retirement
Class A: SATWX	734 Ameriprise Financial Center	Plan Services, or 24-Hour Automated
Class B: STWBX	Minneapolis, MN 55474	Telephone Access Services
Class C: STWCX		(800) 221-2450

Moderate Growth Fund
Class A: SANAX
Class B: SANBX
Class C: STNCX

Balanced Fund
Class A: SATVX
Class B: STVBX
Class C: STVCX

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Funds’ independent registered public accounting firm for the 2009 fiscal year. A majority of the Series’ Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm’s report on the Funds’ financial statements for the year ended December 31, 2008 and the year ended December 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

45

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This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Asset Allocation Series, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Series, each of which should be considered carefully before investing or sending money.

THF3 06/09

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers. Included in Item 1 above.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board Governance Committee (the “Committee”) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the Committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting was held. The Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The Committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The Committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.	CONTROLS AND PROCEDURES.
	(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

	(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN ASSET ALLOCATION SERIES, INC.

By:

/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009

By:

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	September 2, 2009

SELIGMAN ASSET ALLOCATION SERIES, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.